Reverse Takeover Transaction (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination, Consideration Transferred [Abstract]
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable	The acquisition costs have been allocated as follows:

Fair value of 200,000 shares issued	$927
Transaction costs	460

Total purchase price	$1,387